SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Sub-total	$ 530	$ 4,131	$ 4,110
Less: accumulated depreciation	(458)	(3,571)	(3,144)
Property and equipment, net	72	560	966
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	290	2,260	2,260
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	73	571	550
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 167	$ 1,300	$ 1,300